Restructuring	9 Months Ended
Sep. 30, 2016
Restructuring
4. Restructuring

Restructuring Charges

A restructuring charge of $4.1 million was recognized during the three months ended September 30, 2016 ($8.2 million for the nine months ended September 30, 2016) under a restructuring plan adopted following a review by the company of its operations.  The restructuring plan includes resource rationalizations in certain areas of the business to improve resource utilization, resulting in a charge of $2.1 million, and office consolidation which results in the recognition of an onerous lease obligation of $2.0 million.

Details of the restructuring charge recognized in the three and nine months ended September 30, 2016 are as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2016	2015	2016	2015
	(in thousands)		(in thousands)

Restructuring charges	$4,065	-	$8,159	-

Total	$4,065	-	$8,159	-

Details of the movement in the restructuring charge recognized in the three and nine months ended 30 September 2016 are as follows;

	Workforce reductions	Office consolidation	Total
	(in thousands)	(in thousands)	(in thousands)
Q2 initial restructuring charge recorded	$4,094	-	$4,094
Cash payments	(901)	-	(901)
Provision at June 30, 2016	3,193		3,193
Q3 restructuring charge recorded	2,096	1,969	4,065
Cash payments	(2,243)	-	(2,243)
Provision at September 30, 2016	$3,046	$1,969	$5,015